Income tax expenses (Tables)	12 Months Ended
Mar. 31, 2018
Income tax expenses
Schedule of composition of income tax expenses

	Year ended March 31,
	2016	2017	2018
	(in millions of RMB)
Current income tax expense	7,223	13,495	17,223
Deferred taxation	1,226	281	976

	8,449	13,776	18,199

Schedule of composition of deferred tax assets and liabilities

	As of March 31,
	2017	2018
	(in millions of RMB)
Deferred tax assets
Licensed copyrights	574	1,191
Tax losses carried forward and others (i)	5,969	9,467

	6,543	10,658
Valuation allowance	(5,505)	(8,476)

Total deferred tax assets	1,038	2,182

Deferred tax liabilities
Identifiable intangible assets	(2,358)	(9,181)
Withholding tax on undistributed earnings (ii)	(6,377)	(8,375)
Available-for-sale securities and others	(1,626)	(1,756)

Total deferred tax liabilities	(10,361)	(19,312)

Net deferred tax liabilities	(9,323)	(17,130)

(i)	Others is primarily comprised of property and equipment, deferred revenue and customer advances, as well as accrued expenses which are not deductible until paid under PRC tax laws.
(ii)

The related deferred tax liabilities as of March 31, 2017 and 2018 were provided on the assumption that 100% of the distributable reserves of the major PRC subsidiaries will be distributed as dividends, except for those undistributed earnings that the Company intends to invest indefinitely in the PRC which amounted to RMB28.2 billion and RMB28.6 billion, respectively.

Schedule of reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company

	Year ended March 31,
	2016	2017	2018
	(in millions of RMB, except per share data)
Income before income tax and share of result of equity investees	81,468	60,029	100,403
Income tax computed at statutory EIT rate (25%)	20,367	15,007	25,101
Effect of different tax rates available to different jurisdictions	(869)	(772)	392
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC	(6,680)	(10,507)	(14,782)
Non-deductible expenses and non-taxable income, net (i)	(4,994)	6,090	1,780
Tax savings from additional deductions on certain research and development expenses available for subsidiaries incorporated in the PRC (ii)	(1,205)	(1,694)	(2,330)
Withholding tax on the earnings distributed and anticipated to be remitted	1,573	3,009	4,393
Change in valuation allowance, deduction of certain share-based compensation expense and others (iii)	257	2,643	3,645

Income tax expenses	8,449	13,776	18,199

Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)	2.72	4.21	5.79

(i)

Expenses not deductible for tax purposes and non-taxable income primarily represent investment income (loss), share-based compensation expense, interest expense and exchange differences. Investment income (loss) during the year ended March 31, 2016 included gains from the revaluation of the Company's remaining equity interest in Alibaba Pictures Group Limited ("Alibaba Pictures") (Note 13) and from the revaluation of previously held equity interest relating to the acquisition of Alibaba Health (Note 4(i)). Investment income (loss) during the year ended March 31, 2017 included gains from the revaluation of previously held equity interest relating to the acquisition of Damai (Note 4(d)) and Youku (Note 4(g)). Investment income (loss) during the year ended March 31, 2018 included gains from the revaluation of previously held equity interest relating to the acquisition of Cainiao Network (Note 4(b)) and Intime (Note 4(c)).

(ii)

This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC. This tax incentive enables the Company to claim an additional tax deduction amounting to 50% of the qualified research and development expenses incurred.

(iii)

This amount primarily represents valuation allowance against the deferred tax assets associated with operating losses, amortization of licensed copyrights and other timing differences which may not be realized as a tax benefit.